CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common shares	Treasury stock	Additional paid-in capital	Retained earnings (accumulated deficit)	Accumulated other comprehensive income	Equity (Deficit) attributable to ReneSola Ltd	Noncontrolling interest
Balance at Dec. 31, 2011	$ 601,141	$ 422,314	$ (1,944)	$ 4,111	$ 104,859	$ 71,646	$ 600,986	$ 155
Balance (in shares) at Dec. 31, 2011		172,613,664
Increase (Decrease) in Stockholders' Equity
Net loss	(75,023)				(74,996)		(74,996)	(27)
Other comprehensive income (loss), net of tax	(5,936)					(5,936)	(5,936)
Share-based compensation	555			555			555
Cancellation of ADSs		(1,944)	1,944
Capital contribution from noncontrolling interest	224							224
Balance at Jun. 30, 2012	520,961	420,370		4,666	29,863	65,710	520,609	352
Balance (in shares) at Jun. 30, 2012		172,613,664
Balance at Dec. 31, 2012	364,402	421,461		5,250	(137,656)	74,835	363,890	512
Balance (in shares) at Dec. 31, 2012		172,773,664
Increase (Decrease) in Stockholders' Equity
Net loss	(60,077)				(60,065)		(60,065)	(12)
Other comprehensive income (loss), net of tax	8,856					8,856	8,856
Share-based compensation	335			335			335
Share exercised by employees	265	746		(481)			265
Share exercised by employees (in shares)		343,000
Repurchase from noncontrolling interest	(36)							(36)
Balance at Jun. 30, 2013	$ 313,745	$ 422,207		$ 5,104	$ (197,721)	$ 83,691	$ 313,281	$ 464
Balance (in shares) at Jun. 30, 2013		173,116,664